SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
Basis of Presentation—The accompanying audited financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The accompanying unaudited interim financial statements have been prepared on a basis consistent with the audited financial statements and, in the opinion of management, reflect all adjustments necessary for a fair presentation of Fantex's financial position. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. The results of operations during the interim period are not necessarily indicative of the results to be expected during the year ending December 31, 2014 or any other future annual or interim period. The financial statements include the accounts of the Company.

Use of Estimates
Use of Estimates—The preparation of financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the amounts reported and disclosed in the financial statements and the accompanying notes. On an ongoing basis, management will evaluate these estimates, including those related to fair values of brand contracts income taxes, and contingent liabilities, among others. Estimates will be based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ materially from these estimates.

Cash and Cash Equivalents	Cash and Cash Equivalents—Cash and cash equivalents include cash on hand, cash held in banks and highly liquid investments with maturities at purchase of three months or less.
Income Taxes

Income Taxes—Income taxes are accounted for under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date. The current and deferred tax expense is presented under the separate return method. Under the separate return method, Fantex calculates its tax provision as if it were filing a separate tax return.

        Deferred tax assets are recorded to the extent management believes these assets will more likely than not be realized. In making such a determination, all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations is considered. In the event it is determined that the Company would be able to realize deferred tax assets in the future, an adjustment to the deferred tax asset valuation allowance would be made, which would reduce the provision for income taxes.

        Uncertain tax positions are recorded on the basis of a two-step process whereby (1) it is determined whether it is more likely than not that the tax positions will be sustained based on the technical merits of the position and (2) those tax positions that meet the more-likely-than-not recognition threshold, the largest amount of tax benefit that is greater than 50 percent likely to be realized upon ultimate settlement with the related tax authority would be recognized.

Comprehensive Income

Comprehensive Income—Total comprehensive income (loss) consists of net loss and other comprehensive income (loss).

        For the periods presented herein the Company did not have any other comprehensive income (loss).

Fair Value Option
Fair Value Option—The brand contracts represent a right to receive certain cash flows from the Contract Parties, and therefore, the brand contracts meet the definition of a financial asset. As financial assets, the brand contracts are precluded from being accounted for as intangible assets. The Company has elected to adopt the fair value option to account for the brand contracts at fair value, with changes recognized in income from brand contracts in the Statement of Operations as a separate line item. The Company believes that measurement of the brand contracts at fair value provides the most meaningful information to users of the financial statements, because the value of the brand contracts may increase or decrease over time based on future events. The Company believes that recognizing the change in fair value through net income or loss provides a better indicator of the performance of the brand contracts for a given year, enhances transparency, and is more in line with how the Company manages the risks of the brand contracts.

Fair Value of Financial Instruments

Fair Value of Financial Instruments—Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. These valuation models involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments' complexity for disclosure purposes.

        Assets and liabilities in the balance sheet are categorized based upon the level of judgment associated with the inputs used to measure their value. Hierarchical levels, as defined under GAAP, are directly related to the amount of subjectivity associated with the inputs to fair valuations of these assets and liabilities, and are as follows:

        Level 1—Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date. The types of assets generally included in this category are mutual funds.

        Level 2—Inputs are other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability.

        Level 3—Inputs are unobservable for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability. The types of assets generally included in this category are brand contracts.

        A significant decrease in the volume and level of activity for the asset or liability is an indication that transactions or quoted prices may not be representative of fair value because in such market conditions there may be increased instances of transactions that are not orderly. In those circumstances, further analysis of transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value.

        The availability of observable inputs can vary depending on the financial asset or liability and is affected by a wide variety of factors, including, for example, the type of product, whether the product is new, whether the product is traded on an active exchange or in the secondary market, and the current market conditions. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the asset. The variability of the observable inputs affected by the factors described above may cause transfers between Levels 1, 2, and/or 3, which the Company recognizes at the end of the reporting period.

        Depending on the relative liquidity in the markets for certain assets, the Company may classify assets as Level 3 if it determines that observable quoted prices, obtained directly or indirectly, are not available. The valuation models used for the assets and liabilities that are valued using Level 3 inputs are described below.

        Investment in Brand Contract, at Fair Value—Brand contracts, at estimated fair value, are initially valued at transaction price and are subsequently valued using observable market prices, if available, or internally developed models in the absence of readily observable market prices. Valuation models are generally based on a discounted cash flow approach, in which various internal and external factors are considered. Factors include key financial inputs and recent transactions for comparable brands. The Company utilizes several unobservable pricing inputs and assumptions in determining the fair value of its Level 3 investments. Some of these assumptions include, risk free cost of capital, length of playing career, length of post-career, future rates of inflation in salaries and endorsement contracts, and amounts that can be potentially realized in the future, and unsigned playing and endorsement contracts.

        These unobservable pricing inputs and assumptions may differ by brand contract and in the application of the Company's valuation methodologies. The reported fair value estimates could vary materially if the Company had chosen to incorporate different unobservable pricing inputs or other assumptions, for applicable investments.

Valuation Process

Valuation Process—The valuation process for the Company's Level 3 measurements for assets and liabilities will be completed on no less than a quarterly basis and is designed to subject the valuation of Level 3 investments, including brand contracts, to an appropriate level of consistency, oversight and review. The Company's internal valuation professionals are responsible for estimating fair value based on various factors including:

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  current playing contract including: amounts, duration, incentive provisions, guaranteed portions, if any, termination and other important terms;

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  current endorsement contracts, if any, including: amounts, duration, contract terms;

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  age of the individual associated with the brand and prospects for additional future contracts, both playing and endorsement;

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  estimate of potential future playing and endorsement contracts, including: duration and value;

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  position and data specific to that position focused on estimating longevity of career;

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  reported contract value increases or decreases for other comparable players (by position and status they hold among their peers) in order to estimate future contract values; and

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  risk free cost of capital.

        In addition, a number of qualitative factors are considered to develop estimates used in the models including:

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  the stated aspirations and goals of the Contract Party;

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  certain intangibles of the Contract Party, including media relationships, communication ability, "likeability," demand as a product endorser, personal drive and ambition;

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  social footprint (for example, number of Twitter followers);

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  the market in which the Contract Party performs and how that may impact the number and amount of endorsement opportunities;

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  the reach of the brand of the Contract Party;

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  value of TV contracts and the rate of growth in those contracts; and

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  attendance trends in the Contract Party's primary field of performance.

        The Company considers all of these factors to estimate brand income for use in discounted cash flow models. These estimates include amounts based on existing contracts as well as estimates of amounts to be received for future contracts. With respect to existing contracts, the Company considers that certain amounts are reasonably assured of realization, but that most earnings from existing contracts depend on continued satisfactory performance. To determine the amount of the purchase price of a brand contract and a fair value the Company applies discount rates to the estimates of earnings.

        In general, lower discount rates are applied to amounts associated with existing contracts, particularly portions of those contracts that have a higher degree of certainty of payment, and higher discount rates to amounts associated with future potential earnings under existing contracts and to potential earnings under anticipated future contracts. Further, discount rates rise over time to reflect that uncertainty increases over time.

        The Company's internal valuation professionals document their considerations of this data that is then reviewed by management, including the Chief Executive Officer and Chief Financial Officer. The approved valuation is used to negotiate the purchase price of the brand contract. The same valuation process is followed on no less than a quarterly basis to determine fair value of contracts entered into by the Company.

        If the estimates of brand income are too high and/or the discount rates used in the calculation too low then the valuation of a brand contract may be too high, resulting in the recording of a loss on the brand contract.

Income/(Loss) per share

        Income/(Loss) per share—The Company computes net income/(loss) per share of the platform common stock and Fantex Series Vernon Davis Convertible Tracking Stock using the two-class method in the financial statements. Basic income / (loss) per share ("Basic EPS") excludes dilution and is computed by dividing net loss by the weighted average number of shares outstanding for the period. The Company has no potentially dilutive common share options or unvested restricted common shares.

        As of June 30, 2014, the Company's capital structure consists of two series of common stock: the platform common stock and the Fantex Series Vernon Davis Convertible Tracking Stock. In accordance with the Company's management and attribution policies, the Company attributes assets, liabilities, income and expenses to the Fantex Series Vernon Davis Convertible Tracking Stock to reflect or "track" the economic performance of the Vernon Davis Brand Contract, as defined below. Accordingly, the Company attributed 95% of the acquired brand income from the Vernon Davis Brand Contract to the Fantex Series Vernon Davis Convertible Tracking Stock and expenses directly attributable to the Fantex Series Vernon Davis Convertible Tracking Stock, such as promotional and marketing-related expenses. The Company also assigns a share of its general liabilities and expenses, such as the management fee from our Parent, to the Fantex Series Vernon Davis Convertible Tracking Stock. For additional information about tracking stocks, see Note 3.

        The following table shows the calculation of net income/(loss) for the platform common stock and the Fantex Series Vernon Davis Convertible Tracking Stock:

	For six months ended June 30, 2014 (unaudited)
	Platform Common Stock	Fantex Series Vernon Davis Convertible Tracking Stock	Total
Attributed Income from Brand Contract(1)	$8,759	$166,422	$175,181
Attributed Expenses:
Direct Expenses	(2,023,399)	(24,413)	(2,047,812)
Management Fees	19,326	(19,326)	—

Total Attributed Expenses	(2,004,073)	(43,739)	(2,047,812)

Attributed Net Income Before Taxes	(1,995,314)	122,683	(1,872,631)

Attributed Income Taxes	—	—	—

Attributed Net Income	$(1,995,314)	$122,683	$(1,872,631)

(1)
In accordance with the Company's management and attribution policies, 5% of the income from a brand contract is attributed to the platform common stock with the remaining 95% attributed to the associated tracking stock.

Income From Brand Contract

Income From Brand Contract—Income is recognized based on the change in fair value of the brand contract from period to period and receipts of payments or other consideration from the brand contracts. Other consideration received by the Contract Party under included contracts may include stock, automobiles, or other nonmonetary consideration. In the event nonmonetary consideration is received by the Contract Party, the Company recognizes income from brand contracts equal to its proportionate share of the estimated fair value of such consideration in either cash or such other consideration based on the contractual arrangement. Amounts due to the Company under a brand contract are either remitted directly from the source of such income or through payment by the Contract Party. Brand contracts stipulate that income once earned by the Company is not subject to recapture by the Contract Party.

        All amounts received by the Company from the Contract Party are allocated between the contract as reduction in carrying value and income (loss) from brand contracts.

        Cash received under brand contracts are either recognized as a reduction in carrying value (i.e., a reduction in the brand contract asset) or income (loss) from brand contracts. Whether cash receipts are recognized as a reduction in carrying value or income (loss) from brand contracts depends on the timing of such cash receipt.

        Additionally, the timing of changes in the estimates of future cash flows impacts whether cash receipts are recognized as a reduction in carrying value or as income (loss) from brand contracts. If for example the Company increases its estimate of future cash flows and such increased cash flows are not received until a future period, such increase is recognized as income (loss) from brand contracts and the majority of such future cash flow are recognized as a reduction in carrying value. If on the other hand the Company's expected cash flows increase and was not foreseen and therefore not expected until the period in which the cash is actually received the entire cash amount are recognized as income (loss) from brand contracts.

        Expected cash flows are based on the included contracts the Contract Party has in place and the expectations of future contracts. As it becomes more likely that the Contract Party will collect contracted amounts the expected discount rate will decrease. A decrease in the discount rate will result in the receipt of cash primarily being allocated to reduction in carrying value. The discount rates are determined at the purchase date and are revised each period based on the performance of the brand and the likelihood of collection of future contracted amounts.

        Income (loss) from brand contracts is based on an estimate of expected cash flows and the associated expected discount rate. Changes in fair value resulting from changes in the expected performance of the brand or market factors are included in income (loss) from brand contracts in the statement of operations.